SHARE CAPITAL (Details 1)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of classes of share capital [abstract]
Options, outstanding, beginning | shares	9,591,000	8,248,340	4,608,140
Options, granted | shares	3,965,000	4,040,000	4,080,000
Options, expired | shares	(315,000)	(349,720)	(312,930)
Options, cancelled | shares	(2,247,000)	(1,815,120)
Options, forfeited | shares	(794,000)	(445,000)
Options, exercised | shares	(622,500)	(87,500)	(126,870)
Options, outstanding, ending | shares	9,577,500	9,591,000	8,248,340
Weighted average exercise price, beginning | $ / shares	$ 0.34	$ 0.46	$ 0.64
Weighted average exercise price, granted | $ / shares	0.31	0.31	0.38
Weighted average exercise price, expired | $ / shares	0.65	1.21	2.08
Weighted average exercise price, cancelled | $ / shares	0.32	0.45	0.00
Weighted average exercise price, forfeited | $ / shares	0.54	1.04	0.00
Weighted average exercise price, exercised | $ / shares	0.28	0.28	0.40
Weighted average exercise price, outstanding, ending | $ / shares	$ 0.31	$ 0.34	$ 0.46